General (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended
	Feb. 15, 2010	Dec. 31, 2010
General (Textual)
Payments from sale of WLAN	$ 16,604
Repayment of loan	5,700	$ 2,000
Earn-out payments	8,000
First Installment [Member]
General (Textual)
Repayment of loan	$ 3,750